Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

14. ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Payroll and welfare payables	4,856	9,460	1,346
Loans from third parties	4,787	2,177	310
Payable to Anhui Juhu (ii)	200	-	-
Customer deposit	363	367	52
Litigation and settlement(iii)	-	16,958	2,413
Accrued expenses	334	393	56
Deferred consideration in relation to investment (i)	2,300	-	-
Others	441	560	79
	13,281	29,915	4,256

(i)	In June 2021, AHYS and Youpin entered into an equity transfer agreement (“the Agreement”) with Ningbo Tuowei Equity Investment Partnership (Limited Partnership) (“Ningbo Tuowei”), the shareholder who owned 0.5533% share equity of Youpin. pursuant to which Ningbo Tuowei is entitled to transfer its all 0.5533% share equity of Youpin for a total consideration of RMB6,000 to AHYS. As of December 31, 2025, the outstanding balance of this deferred consideration in relation to investment is nil.

(ii)	In February 2023, Youpin was sued by Anhui Juhu Doors & Windows Technology Co., Ltd. for alleged unpaid rent amounting to RMB3,245 (approximately $457). As defendant, Youpin reached a settlement agreement on July 29, 2024, which established the final payable amount at RMB2,000. As of 31 December 2025, the Group has cleared all amounts payable.

(iii)	With respect to litigation and settlement matters, please refer to Note 21, “COMMITMENTS AND CONTINGENCIES.”